Financial instruments	12 Months Ended
Dec. 31, 2017
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Financial instruments

25. Financial instruments

Currency derivatives

The Group utilises currency derivatives to hedge significant future transactions and cash flows and the exchange risk arising on translation of the Group’s investments in foreign operations. The Group is a party to a variety of foreign currency derivatives in the management of its exchange rate exposures. The instruments purchased are primarily denominated in the currencies of the Group’s principal markets.

The Group designates its foreign currency-denominated debt as hedging instruments against the currency risk associated with the translation of its foreign operations.

During 2017, the Group held no currency derivatives designated as hedges.

At the balance sheet date, the total nominal amount of outstanding forward foreign exchange contracts not designated as hedges was £177.7 million (2016: £122.0 million). The Group estimates the fair value of these contracts to be a net liability of £2.5 million (2016: net asset of £0.1 million).

These arrangements are designed to address significant exchange exposure and are renewed on a revolving basis as required.

Interest rate swaps

The Group uses interest rate swaps as hedging instruments in fair value hedges to manage its exposure to interest rate movements on its borrowings. Contracts with a nominal value of $500 million have fixed interest receipts of 3.63% until September 2022 and have floating interest payments averaging LIBOR plus 1.52%. Contracts with a nominal value of $812 million have fixed interest receipts of 4.75% until November 2021 and have floating rate payments averaging LIBOR plus 2.34%.

The fair value of interest rate swaps entered into at 31 December 2017 is estimated to be a net liability of £1.2 million (2016: net asset of £17.0 million). These amounts are based on market values of equivalent instruments at the balance sheet date, comprising £2.1 million (2016: £20.0 million) assets included in trade and other receivables and £3.3 million (2016: £3.0 million) liabilities included in trade and other payables.

Changes in the fair value relating to the ineffective portion of interest rate swaps amounted to a gain of £2.8 million (2016: loss of £5.2 million, 2015: loss of £6.8 million) which is included in the revaluation of financial instruments for the year. This gain resulted from a £9.9 million loss on hedging instruments and a £12.7 million gain on hedged items.

An analysis of the Group’s financial assets and liabilities by accounting classification is set out below:

	Derivatives in designated hedge relationships	Held for trading	Loans & receivables	Available for sale	Amortised cost	Carrying value
	£m	£m	£m	£m	£m	£m
2017
Other investments	–	–	–	1,153.5	–	1,153.5
Cash and short-term deposits	–	–	2,391.4	–	–	2,391.4
Bank overdrafts, bonds and bank loans	–	–	–	–	(624.1)	(624.1)
Bonds and bank loans	–	–	–	–	(6,250.4)	(6,250.4)
Trade and other receivables: amounts falling due within one year	–	–	8,328.4	–	–	8,328.4
Trade and other receivables: amounts falling due after more than one year	–	–	61.7	–	–	61.7
Trade and other payables: amounts falling due within one year	–	–	–	–	(9,970.5)	(9,970.5)
Trade and other payables: amounts falling due after more than one year	–	–	–	–	(8.5)	(8.5)
Derivative assets	2.1	1.0	–	–	–	3.1
Derivative liabilities	(3.3)	(3.5)	–	–	–	(6.8)
Payments due to vendors (earnout agreements) (note 19)	–	(630.7)	–	–	–	(630.7)
Liabilities in respect of put options	–	(258.1)	–	–	–	(258.1)
	(1.2)	(891.3)	10,781.5	1,153.5	(16,853.5)	(5,811.0)

	Derivatives in designated hedge relationships	Held for trading	Loans & receivables	Available for sale	Amortised cost	Carrying value
	£m	£m	£m	£m	£m	£m
2016
Other investments	–	–	–	1,310.3	–	1,310.3
Cash and short-term deposits	–	–	2,436.9	–	–	2,436.9
Bank overdrafts, bonds and bank loans	–	–	–	–	(1,002.5)	(1,002.5)
Bonds and bank loans	–	–	–	–	(5,564.9)	(5,564.9)
Trade and other receivables: amounts falling due within one year	–	–	8,468.8	–	–	8,468.8
Trade and other receivables: amounts falling due after more than one year	–	–	89.9	–	–	89.9
Trade and other payables: amounts falling due within one year	–	–	–	–	(10,398.9)	(10,398.9)
Trade and other payables: amounts falling due after more than one year	–	–	–	–	(8.4)	(8.4)
Derivative assets	20.0	3.0	–	–	–	23.0
Derivative liabilities	(3.0)	(2.9)	–	–	–	(5.9)
Payments due to vendors (earnout agreements) (note 19)	–	(976.5)	–	–	–	(976.5)
Liabilities in respect of put options	–	(297.0)	–	–	–	(297.0)
	17.0	(1,273.4)	10,995.6	1,310.3	(16,974.7)	(5,925.2)

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into levels 1 to 3 based on the degree to which the fair value is observable:

Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 fair value measurements are those derived from inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices);

Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	Level 1 £m	Level 2 £m	Level 3 £m
2017
Derivatives in designated hedge relationships
Derivative assets	–	2.1	–
Derivative liabilities	–	(3.3)	–
Held for trading
Derivative assets	–	1.0	–
Derivative liabilities	–	(3.5)	–
Payments due to vendors (earnout agreements) (note 19)	–	–	(630.7)
Liabilities in respect of put options	–	–	(258.1)
Available for sale
Other investments	333.2	–	820.3

	Level 1 £m	Level 2 £m	Level 3 £m
2016
Derivatives in designated hedge relationships
Derivative assets	–	20.0	–
Derivative liabilities	–	(3.0)	–
Held for trading
Derivative assets	–	3.0	–
Derivative liabilities	–	(2.9)	–
Payments due to vendors (earnout agreements) (note 19)	–	–	(976.5)
Liabilities in respect of put options	–	–	(297.0)
Available for sale
Other investments	429.3	–	881.0

Reconciliation of level 3 fair value measurements[1]:

	Liabilities in respect of put options £m	Other investments £m
1 January 2016	(234.4)	847.3
Losses recognised in the income statement	(17.2)	(1.6)
Losses recognised in other comprehensive income	–	(105.6)
Exchange adjustments	(47.4)	112.9
Additions	(42.9)	105.7
Disposals	–	(3.4)
Reclassifications from other investments to interests in associates	–	(74.3)
Settlements	44.9	–
31 December 2016	(297.0)	881.0
Gains/(losses) recognised in the income statement	52.5	(13.8)
Gains recognised in other comprehensive income	–	15.1
Exchange adjustments	7.5	(70.9)
Additions	(40.5)	67.7
Disposals	–	(1.7)
Cancellations	2.9	–
Reclassifications from other investments to interests in associates	–	(57.1)
Settlements	16.5	–
31 December 2017	(258.1)	820.3

Note

[1]	The reconciliation of payments due to vendors (earnout agreements) is presented in note 19.

The fair values of financial assets and liabilities are based on quoted market prices where available. Where the market value is not available, the Group has estimated relevant fair values on the basis of publicly available information from outside sources.

Payments due to vendors and liabilities in respect of put options

Future anticipated payments due to vendors in respect of contingent consideration (earnout agreements) are recorded at fair value, which is the present value of the expected cash outflows of the obligations. Liabilities in respect of put option agreements are initially recorded at the present value of the redemption amount in accordance with IAS 32 and subsequently measured at fair value in accordance with IAS 39. Both types of obligations are dependent on the future financial performance of the entity and it is assumed that future profits are in line with directors’ estimates. The directors derive their estimates from internal business plans together with financial due diligence performed in connection with the acquisition. At 31 December 2017, the weighted average growth rate in estimating future financial performance was 25.0% (2016: 25.0%), which reflects the prevalence of recent acquisitions in the faster-growing markets and new media sectors. The risk adjusted discount rate applied to these obligations at 31 December 2017 was 1.8% (2016: 1.5%).

A one percentage point increase or decrease in the growth rate in estimated future financial performance would increase or decrease the combined liabilities due to earnout agreements and put options by approximately £8.9 million (2016: £13.4 million) and £9.3 million (2016: £17.9 million), respectively. A 0.5 percentage point increase or decrease in the risk adjusted discount rate would decrease or increase the combined liabilities by approximately £11.2 million (2016: £16.0 million) and £11.4 million (2016: £16.4 million), respectively. An increase in the liability would result in a loss in the revaluation of financial instruments, while a decrease would result in a gain.

Other investments

The fair value of other investments included in level 1 are based on quoted market prices. Other investments included in level 3 are unlisted securities, where market value is not readily available. The Group has estimated relevant fair values on the basis of publicly available information from outside sources. The sensitivity to changes in unobservable inputs is specific to each individual investment.